Medalist Partners Short Duration Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 24.7%	Par	Value
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 7.38% (1 mo. Term SOFR + 2.06%), 05/15/2036 (a)	$1,113,000	$1,083,658
Series 2021-FL2, Class D, 7.93% (1 mo. Term SOFR + 2.61%), 05/15/2036 (a)	3,000,000	2,904,930
Barclays Commercial Mortgage Securities LLC, Series 2019-BWAY, Class A, 6.39% (1 mo. Term SOFR + 1.07%), 11/15/2034 (a)	1,000,000	710,657
BDS Ltd.
Series 2021-FL7, Class D, 7.78% (1 mo. Term SOFR + 2.46%), 06/16/2036 (a)	3,315,000	3,203,764
Series 2021-FL7, Class E, 8.23% (1 mo. Term SOFR + 2.91%), 06/16/2036 (a)	2,500,000	2,394,180
BrightSpire Capital, Inc., Series 2021-FL1, Class A, 6.58% (1 mo. Term SOFR + 1.26%), 08/19/2038 (a)(e)	1,982,748	1,956,675
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 7.83% (1 mo. Term SOFR + 2.51%), 09/15/2036 (a)	2,500,000	2,449,229
Series 2021-SOAR, Class E, 7.23% (1 mo. Term SOFR + 1.91%), 06/15/2038 (a)	3,089,604	3,047,141
BX Trust
Series 2018-GW, Class D, 7.39% (1 mo. Term SOFR + 2.07%), 05/15/2035 (a)	1,582,000	1,571,200
Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)	1,000,000	986,384
Series 2021-ARIA, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 10/15/2036 (a)	2,330,000	2,267,607
BXMT Ltd.
Series 2020-FL2, Class C, 7.09% (1 mo. Term SOFR + 1.76%), 02/15/2038 (a)(e)	2,950,000	2,500,051
Series 2021-FL4, Class C, 7.19% (1 mo. Term SOFR + 1.86%), 05/15/2038 (a)(e)	3,000,000	2,625,585
Series 2021-FL4, Class D, 7.69% (1 mo. Term SOFR + 2.36%), 05/15/2038 (a)(e)	3,500,000	2,878,680
COMM Mortgage Trust, Series 2015-DC1, Class A4, 3.08%, 02/10/2048	739,609	728,435
Commercial Mortgage Pass Through Certificates, Series 2015-LC19, Class A4, 3.18%, 02/10/2048	1,977,000	1,932,399
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class E, 7.52% (1 mo. Term SOFR + 2.20%), 05/15/2036 (a)	1,596,029	1,593,174
Federal Home Loan Mortgage Corp., Series 2022-MN4, Class M2, 11.82% (30 day avg SOFR US + 6.50%), 05/25/2052 (a)	3,000,000	3,200,301
FS RIALTO, Series 2021-FL3, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/16/2036 (a)	2,475,043	2,470,135
GPMT Ltd., Series 2021-FL3, Class B, 7.38% (1 mo. Term SOFR + 2.06%), 07/16/2035 (a)(e)	1,000,000	967,869
Greystone Commercial Real Estate Ltd.
Series 2021-HC2, Class A, 7.23% (1 mo. Term SOFR + 1.91%), 12/15/2039 (a)	2,500,000	2,482,858
Series 2024-HC3, Class B, 8.96% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)(b)	2,925,000	2,917,688
HGI CRE CLO Ltd.
Series 2021-FL1, Class AS, 6.84% (1 mo. Term SOFR + 1.51%), 06/16/2036 (a)(e)	934,000	911,998
Series 2021-FL1, Class D, 7.79% (1 mo. Term SOFR + 2.46%), 06/16/2036 (a)	1,000,000	939,367
Series 2021-FL1, Class E, 8.39% (1 mo. Term SOFR + 3.06%), 06/16/2036 (a)	750,000	698,626
Series 2021-FL2, Class D, 7.59% (1 mo. Term SOFR + 2.26%), 09/17/2036 (a)(e)	1,500,000	1,445,036
Series 2021-FL2, Class E, 7.89% (1 mo. Term SOFR + 2.56%), 09/17/2036 (a)(e)	2,038,000	1,952,877
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	2,000,000	1,669,153
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 7.93% (1 mo. Term SOFR + 2.61%), 07/15/2036 (a)	1,000,000	980,996
Series 2021-FL6, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 07/16/2036 (a)	3,300,000	3,191,432
Series 2021-FL7, Class E, 8.23% (1 mo. Term SOFR + 2.91%), 10/16/2036 (a)	1,700,000	1,589,689
Series 2023-FL12, Class C, 9.10% (1 mo. Term SOFR + 3.78%), 10/19/2038 (a)	1,000,000	1,001,670
PGA National Resort and Spa, Series 2023-RSRT, Class B, 8.56% (1 mo. Term SOFR + 3.24%), 04/15/2033 (a)	2,500,000	2,509,544
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, 8.07% (1 mo. Term SOFR + 2.75%), 05/19/2038 (a)(e)	2,000,000	2,017,324
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.47% (30 day avg SOFR US + 2.15%), 02/15/2039 (a)	3,640,000	3,572,929
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 6.34% (1 mo. LIBOR US + 0.90%), 11/25/2047 (a)(c)	68,628	68,177
Series 2019-2, Class M3, 3.48%, 07/25/2049 (a)(d)	304,818	266,427
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY (Cost $72,163,528)		69,687,845

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 19.8%	Par	Value
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/2037 (a)	2,296,000	2,198,429
Angel Oak Mortgage Trust
Series 2019-6, Class A1, 2.62%, 11/25/2059 (a)(d)	1,674,705	1,622,763
Series 2021-3, Class M1, 2.48%, 05/25/2066 (a)(d)	620,000	434,600
Series 2023-6, Class A3, 6.50%, 12/25/2067 (a)	968,128	968,900
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 6.87% (30 day avg SOFR US + 1.55%), 09/25/2031 (a)	1,725,000	1,702,003
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029 (d)	86,567	8,820
Boston Lending Trust
Series 2021-1, Class M1, 2.00%, 07/25/2061 (a)(d)(e)	1,130,948	559,275
Series 2021-1, Class M2, 2.00%, 07/25/2061 (a)(d)(e)	526,022	218,029
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062 (a)(d)	2,173,471	1,939,424
Centex Home Equity Loan Trust, Series 2003-A, Class AF4, 4.25%, 12/25/2031 (e)	2,662	2,653
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.67% (30 day avg SOFR US + 1.35%), 02/25/2050 (a)	1,153,090	1,096,246
Credit-Based Asset Servicing and Securitization, Series 2003-CB1, Class AF, 3.95%, 01/25/2033 (e)	2	2
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066 (a)(d)	1,411,354	1,104,401
Deephaven Residential Mortgage Trust, Series 2021-3, Class A2, 1.40%, 08/25/2066 (a)(d)(e)	1,323,558	1,126,679
Eagle Re Ltd.
Series 2023-1, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	773,000	777,727
Series 2021-1, Class M1C, 8.02% (30 day avg SOFR US + 2.70%), 10/25/2033 (a)	1,783,630	1,791,950
GCAT Trust, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057 (a)(d)(e)	2,245,478	2,084,099
Home Re Ltd., Series 2021-1, Class M2, 8.29% (30 day avg SOFR US + 2.96%), 07/25/2033 (a)	1,136,000	1,142,976
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029 (e)	1,429	1,414
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 6.70%, 07/25/2044 (a)(d)	42,931	42,372
Series 2018-7FRB, Class B3, 6.77%, 04/25/2046 (a)(d)	2,503,788	2,346,044
Series 2019-6, Class B3, 4.24%, 12/25/2049 (a)(d)	4,081,907	3,734,531
Series 2023-HE3, Class A1, 6.92% (30 day avg SOFR US + 1.60%), 05/25/2054 (a)	1,400,588	1,411,400
JP Morgan Wealth Management, Series 2021-CL1, Class M3, 7.12% (30 day avg SOFR US + 1.80%), 03/25/2051 (a)	1,124,203	1,089,420
MFRA Trust, Series 2023-NQM3, Class A2, 7.02%, 07/25/2068 (a)(e)	2,381,086	2,413,873
Progress Residential Trust, Series 2021-SFR1, Class B, 1.30%, 04/17/2038 (a)	2,750,000	2,516,408
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)	1,194,271	1,145,383
Radnor Re Ltd.
Series 2022-1, Class M1A, 9.07% (30 day avg SOFR US + 3.75%), 09/25/2032 (a)	2,486,090	2,524,923
Series 2023-1, Class M1A, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	1,000,000	1,011,112
Series 2021-1, Class M1C, 8.02% (30 day avg SOFR US + 2.70%), 12/27/2033 (a)	1,500,000	1,516,050
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063 (a)(e)	939,312	958,573
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(d)	875,645	863,839
Star Trust, Series 2021-SFR1, Class E, 7.13% (1 mo. Term SOFR + 1.81%), 04/17/2038 (a)	3,460,000	3,375,072
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(b)	1,650,000	1,649,984
Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 02/25/2063 (a)(d)	1,230,000	1,122,023
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(d)	1,982,356	1,986,065
Vericrest Opportunity Loan Transferee
Series 2021-NPL6, Class A1, 2.24%, 04/25/2051 (a)(e)	1,078,318	1,060,959
Series 2021-NP11, Class A1, 1.87%, 08/25/2051 (a)(e)	1,294,467	1,229,686
Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a)(e)	2,131,322	1,982,741
Verus Securitization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067 (a)(d)	1,166,647	1,108,398
Series 2023-8, Class A3, 6.97%, 12/25/2068 (a)	1,946,089	1,967,530
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY (Cost $57,482,483)		55,836,776

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 19.4%	Par	Value
Fannie Mae Connecticut Avenue Securities
Series 2017-C01, Class 1ED1, 6.69% (30 day avg SOFR US + 1.36%), 07/25/2029	14,990	15,031
Series 2019-R06, Class 2B1, 9.19% (30 day avg SOFR US + 3.86%), 09/25/2039 (a)	1,778,652	1,847,175
Series 2020-SBT1, Class 1M2, 9.09% (30 day avg SOFR US + 3.76%), 02/25/2040 (a)	1,983,000	2,091,920
Series 2021-R01, Class 1B1, 8.42% (30 day avg SOFR US + 3.10%), 10/25/2041 (a)	1,150,000	1,181,625
Series 2021-R01, Class 1M2, 6.87% (30 day avg SOFR US + 1.55%), 10/25/2041 (a)	3,350,000	3,368,338
Series 2021-R02, Class 2M2, 7.32% (30 day avg SOFR US + 2.00%), 11/25/2041 (a)	2,000,000	2,016,946
Series 2021-R03, Class 1M2, 6.97% (30 day avg SOFR US + 1.65%), 12/25/2041 (a)	510,000	513,172
Series 2022-R01, Class 1M2, 7.22% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	1,800,000	1,814,797
Series 2023-R01, Class 1M2, 9.07% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,000,000	1,071,330
Series 2023-R03, Class 2M2, 9.22% (30 day avg SOFR US + 3.90%), 04/25/2043 (a)	1,460,000	1,566,758
Series 2023-R04, Class 1M2, 8.87% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,750,000	2,930,237
Series 2023-R06, Class 1M2, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	1,267,000	1,310,386
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA3, Class M2B, 7.79% (30 day avg SOFR US + 2.46%), 04/25/2030	1,324,190	1,358,554
Series 2021-DNA2, Class M2, 7.62% (30 day avg SOFR US + 2.30%), 08/25/2033 (a)	3,529,969	3,609,907
Series 2021-DNA2, Class B1, 8.72% (30 day avg SOFR US + 3.40%), 08/25/2033 (a)	2,060,000	2,238,074
Series 2021-DNA6, Class M2, 6.82% (30 day avg SOFR US + 1.50%), 10/25/2041 (a)	1,285,000	1,284,107
Series 2022-DNA1, Class M2, 7.82% (30 day avg SOFR US + 2.50%), 01/25/2042 (a)	3,500,000	3,537,188
Series 2022-DNA2, Class M2, 9.07% (30 day avg SOFR US + 3.75%), 02/25/2042 (a)	1,000,000	1,044,065
Series 2023-HQA2, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	1,669,854	1,686,698
Series 2023-HQA3, Class A1, 7.17% (30 day avg SOFR US + 1.85%), 11/25/2043 (a)	2,710,407	2,754,028
Series 2018-HRP2, Class B1, 9.64% (30 day avg SOFR US + 4.31%), 02/25/2047 (a)	2,042,000	2,236,639
Series 2018-SPI2, Class M2, 3.84%, 05/25/2048 (a)(d)	29,416	28,266
Series 2020-HQA5, Class B1, 9.32% (30 day avg SOFR US + 4.00%), 11/25/2050 (a)	1,350,000	1,492,815
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3, Class B1, 8.82% (30 day avg SOFR US + 3.50%), 10/25/2033 (a)	1,500,000	1,654,275
Series 2021-DNA5, Class B1, 8.37% (30 day avg SOFR US + 3.05%), 01/25/2034 (a)	3,269,000	3,458,078
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	3,000,000	3,110,717
Series 2022-DNA4, Class M1B, 8.67% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	1,000,000	1,051,565
Series 2022-DNA6, Class M1B, 9.02% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	1,000,000	1,063,075
Series 2020-HQA4, Class B1, 10.69% (30 day avg SOFR US + 5.36%), 09/25/2050 (a)	848,797	932,017
Series 2021-DNA1, Class B1, 7.97% (30 day avg SOFR US + 2.65%), 01/25/2051 (a)	1,060,000	1,106,244
Series 2022-DNA7, Class M1A, 7.82% (30 day avg SOFR US + 2.50%), 03/25/2052 (a)	983,705	1,003,861
Government National Mortgage Association, Series 2008-55, Class WT, 5.51%, 06/20/2037 (d)	5,408	5,417
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY (Cost $52,261,747)		54,383,305

ASSET-BACKED SECURITIES - NON-AGENCY - 19.1%	Par	Value
Affirm, Inc., Series 2023-B, Class A, 6.82%, 09/15/2028 (a)	2,335,000	2,371,846
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.45%, 01/16/2029	2,500,000	2,415,088
Series 2021-2, Class D, 1.39%, 03/15/2029	2,800,000	2,672,095
Enterprise Fleet Financing LLC, Series 2023-2, Class A3, 5.50%, 04/22/2030 (a)	2,000,000	1,983,180
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	2,450,000	2,337,195
Series 2021-3A, Class D, 1.55%, 06/15/2027	1,500,000	1,412,476
Series 2021-4A, Class D, 1.96%, 01/17/2028	2,642,000	2,506,335
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 02/16/2027 (a)	2,423,000	2,303,798
Series 2021-2, Class C, 1.27%, 06/15/2027 (a)	1,850,000	1,767,296
GLS Auto Receivables Trust, Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	1,551,057	1,522,020
John Deere Owner Trust, Series 2022-B, Class A2, 3.73%, 06/16/2025	176,451	176,172
JPMorgan Chase Bank NA
Series 2021-2, Class C, 0.97%, 12/26/2028 (a)	785,490	770,501
Series 2021-2, Class D, 1.14%, 12/26/2028 (a)	890,508	872,969
Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	1,549,323	1,500,677
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	2,356,238	2,383,997
Mosaic Solar Loan Trust, Series 2020-1A, Class B, 3.10%, 04/20/2046 (a)	536,435	474,396
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	2,166,000	2,191,035
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029 (a)	3,127,027	3,046,298
Series 2022-3, Class A, 6.06%, 03/15/2030 (a)	2,858,402	2,855,284
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	2,000,000	2,020,140
Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	2,000,000	2,020,422
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class C, 6.74%, 06/15/2033 (a)	1,285,365	1,287,901
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	1,802,539	1,762,960
Series 2021-2, Class D, 1.35%, 07/15/2027	1,999,664	1,939,325
Series 2021-3, Class D, 1.33%, 09/15/2027	2,870,000	2,756,669
Series 2022-2, Class C, 3.76%, 07/16/2029	2,600,000	2,520,474
SLM Private Credit Student Loan Trust, Series 2003-C, Class A5, 7.89% (28-DayAuct + 0.00%), 09/15/2032	100,000	102,850
South Carolina Student Loan Corp., Series 2013-1, Class A, 5.94% (30 day avg SOFR US + 0.61%), 01/25/2041	67,261	66,800
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (a)	890,767	905,504
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027 (a)	2,700,000	2,614,311
TOTAL ASSET-BACKED SECURITIES - NON-AGENCY (Cost $53,493,266)		53,560,014

COLLATERALIZED LOAN OBLIGATIONS - 13.5%	Par	Value
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A, 6.63% (3 mo. Term SOFR + 1.31%), 01/28/2031 (a)	1,664,617	1,667,836
Apidos CLO XVIII, Series 2018-18A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 10/22/2030 (a)	1,994,154	1,994,154
Apidos CLO XXIV, Series 2016-24A, Class A1AL, 6.53% (3 mo. Term SOFR + 1.21%), 10/20/2030 (a)	2,492,634	2,493,631
Basswood Park CLO Ltd., Series 2021-1A, Class A, 6.58% (3 mo. Term SOFR + 1.26%), 04/20/2034 (a)	3,150,000	3,159,080
BCRED MML CLO, Series 2022-1A, Class A1, 6.97% (3 mo. Term SOFR + 1.65%), 04/20/2035 (a)	3,000,000	3,001,559
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 6.72% (3 mo. Term SOFR + 1.40%), 07/15/2031 (a)	2,074,429	2,074,844
Series 2015-1A, Class AR3, 6.56% (3 mo. Term SOFR + 1.24%), 07/20/2031 (a)	1,566,969	1,567,909
Crestline Denali CLO XVII Ltd., Series 2018-1A, Class AR, 6.64% (3 mo. Term SOFR + 1.32%), 10/15/2031 (a)	2,416,824	2,417,406
Crown Point CLO IV Ltd., Series 2018-4A, Class A, 6.68% (3 mo. Term SOFR + 1.36%), 04/20/2031 (a)	2,130,428	2,131,070
Katayma CLO Ltd., Series 2023-1A, Class A1, 7.32% (3 mo. Term SOFR + 2.00%), 10/20/2036 (a)	3,000,000	3,009,517
KKR CLO 9 Ltd., Series 9, Class AR2, 6.53% (3 mo. Term SOFR + 1.21%), 07/15/2030 (a)	464,772	465,447
KKR Financial CLO Ltd., Series 2013-1A, Class A1R, 6.87% (3 mo. Term SOFR + 1.55%), 04/15/2029 (a)	1,015,289	1,018,621
OZLM VI Ltd., Series 2014-6A, Class A1S, 6.66% (3 mo. Term SOFR + 1.34%), 04/17/2031 (a)	2,252,205	2,254,446
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.56% (3 mo. Term SOFR + 1.24%), 10/17/2029 (a)	1,019,186	1,019,655
OZLM XI Ltd., Series 2015-11A, Class A1R, 6.83% (3 mo. Term SOFR + 1.51%), 10/30/2030 (a)	823,489	823,791
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1A, 7.13% (3 mo. Term SOFR + 1.82%), 04/15/2031 (a)	1,559,678	1,560,297
Saranac CLO III Ltd., Series 2014-3A, Class ALR, 7.23% (3 mo. LIBOR US + 1.60%), 06/22/2030 (a)(c)	942,040	942,527
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, 6.81% (3 mo. Term SOFR + 1.49%), 11/20/2029 (a)	645,526	647,015
Silver Point SCF CLO Ltd., Series 2021-1A, Class A1A, 7.30% (3 mo. LIBOR US + 1.72%), 10/15/2032 (a)(c)	2,000,000	1,995,292
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 6.77% (3 mo. Term SOFR + 1.44%), 10/26/2031 (a)	1,000,000	1,000,750
Telos CLO Ltd., Series 2013-4A, Class AR, 6.82% (3 mo. Term SOFR + 1.50%), 01/17/2030 (a)	598,316	598,590
VCP CLO Ltd., Series 2021-2A, Class A1, 7.25% (3 mo. Term SOFR + 1.93%), 04/15/2031 (a)	1,771,063	1,770,656
Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.46% (3 mo. Term SOFR + 1.14%), 04/15/2027 (a)	293,570	293,570
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $37,799,663)		37,907,663

CORPORATE BONDS - 0.7%	Par	Value
Financial - 0.7%
Korth Direct Mortgage, Inc., 10.00%, 03/25/2025 (a)(b)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $1,948,492)		1,891,250

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0% (h)	Par	Value
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049 (d)(f)	280,352	483
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY (Cost $1,617)		483

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%	Shares
First American Government Obligations Fund - Class X, 5.23%(g)	11,793,908	11,793,908
TOTAL SHORT-TERM INVESTMENTS (Cost $11,793,908)		11,793,908

TOTAL INVESTMENTS - 101.4% (Cost $286,944,704)		285,061,244
Liabilities in Excess of Other Assets - (1.4)%		(4,018,585)
TOTAL NET ASSETS - 100.0%		$281,042,659

LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $248,545,689 or 88.4% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,458,922 or 2.3% of net assets as of February 29, 2024.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 29, 2024.

(e)	Step coupon bond. Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of February 29, 2024.
(f)	Interest only security.
(g)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(h)	Represents less than 0.05% of net assets.

 Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage-Backed Securities - Non-Agency	–	$66,770,157	$2,917,688	$69,687,845
Residential Mortgage-Backed Securities - Non-Agency	–	54,186,792	1,649,984	55,836,776
Residential Mortgage-Backed Securities - Agency	–	54,383,305	–	54,383,305
Asset Backed Securities - Non-Agency	–	53,560,014	–	53,560,014
Collateralized Loan Obligations	–	37,907,663	–	37,907,663
Corporate Bonds	–	–	1,891,250	1,891,250
Commercial Mortgage-Backed Securities - Agency	–	483	–	483
Money Market Funds	$11,793,908	–	–	11,793,908
Total Assets	$11,793,908	$266,808,414	$6,458,922	$285,061,244

Refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value:

	Investments in Securities, at Value
	Commercial MBS -	Corporate	Residential MBS -
	Non-Agency	Bonds	Non-Agency
Balance as of November 30, 2023	$-	$1,891,250	$-
Accrued discounts/premiums	-	10,984	-
Realized gain/(loss)	-	-	-
Change in unrealized appreciation/(depreciation)	-	(10,984)	-
Purchases	2,917,688	-	1,649,984
Sales	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of February 29, 2024	$2,917,688	$1,891,250	$1,649,984

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 29, 2024, and still classified as level 3 was $(10,984).

The following is a summary of quantitative information about level 3 valued measurements:

	Value	Valuation Technique(s)	Unobservable Input	Input/Range

Commercial MBS - Non-Agency	$2,917,688	Market Transaction Method	Prior/Recent Transaction	$99.75

Corporate Bonds	1,891,250	Market Transaction Method	Prior/Recent Transaction	94.56

Residential MBS - Non-Agency	1,649,984	Market Transaction Method	Prior/Recent Transaction	100.00